Schedule of Investments (unaudited) February 28, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Exeter Automobile Receivables Trust 2021-1, Series 2021-1A, Class C, 0.74%, 01/15/26	$240	$239,830
Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.94%, 02/15/24	155	157,473
Santander Drive Auto Receivables Trust 2021-1, Series 2021-1, Class C, 0.75%, 02/17/26	110	109,987
Upstart Securitization Trust, 0.87%, 03/20/31(a)	150	150,167

Total Asset-Backed Securities — 1.2% (Cost: $657,213)		657,457

Corporate Bonds

Aerospace & Defense — 0.5%
3M Co.
2.65%, 04/15/25	75	80,187
4.00%, 09/14/48	30	35,839
Carlisle Cos., Inc., 2.75%, 03/01/30	100	103,507
Howmet Aerospace, Inc., 6.88%, 05/01/25	25	29,049
Ingersoll-Rand Luxembourg Finance SA, 4.50%, 03/21/49	25	30,907

		279,489

Airlines — 0.3%
Delta Air Line, Inc., 7.38%, 01/15/26	50	58,561
Southwest Airlines Co., 4.75%, 05/04/23	50	54,400
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)	50	56,298

		169,259

Auto Components — 0.2%
Aptiv PLC, 5.40%, 03/15/49	10	12,601
Lear Corp., 5.25%, 05/15/49	80	97,103

		109,704

Automobiles — 0.8%
American Honda Finance Corp., 2.35%, 01/08/27	200	211,557
Cummins, Inc., 2.60%, 09/01/50	30	27,620
Daimler Finance North America LLC, 8.50%, 01/18/31	15	22,971
Lithia Motors, Inc., 4.38%, 01/15/31(a)	55	57,750
Toyota Motor Credit Corp., 3.00%, 04/01/25	100	107,924

		427,822

Banks — 1.9%
Bank of Montreal, (5 year USD Swap + 1.43%), 3.80%, 12/15/32(b)	25	28,051
Comerica, Inc., 4.00%, 02/01/29	50	57,501
HSBC USA, Inc., 3.50%, 06/23/24	100	108,554
ING Groep NV
3.15%, 03/29/22	200	206,202
3.55%, 04/09/24	400	435,182
Royal Bank of Canada, 2.25%, 11/01/24	25	26,382
SVB Financial Group
3.50%, 01/29/25	75	81,827
3.13%, 06/05/30	50	53,827
1.80%, 02/02/31	80	76,959

		1,074,485

Beverages — 1.3%
Ball Corp., 2.88%, 08/15/30	15	14,569
Coca-Cola Co.
2.95%, 03/25/25	60	65,037
2.50%, 03/15/51	20	18,439

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC 2.13%, 10/24/24	$200	$210,383
2.00%, 04/29/30	200	200,718
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28	25	29,522
PepsiCo, Inc. 2.63%, 03/19/27	80	86,296
3.00%, 10/15/27	50	55,021
4.45%, 04/14/46	25	31,571
2.88%, 10/15/49	25	24,929

		736,485

Biotechnology — 0.3%
Biogen, Inc., 2.25%, 05/01/30	100	100,095
Gilead Sciences, Inc. 0.75%, 09/29/23	40	40,093
4.60%, 09/01/35	35	43,189

		183,377

Building Materials — 0.8%
Boise Cascade Co., 4.88%, 07/01/30(a)	75	79,946
Carrier Global Corp., 2.72%, 02/15/30	90	92,960
Fortune Brands Home & Security, Inc., 3.25%, 09/15/29	100	107,206
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	35	34,104
Louisiana Pacific Corp., 3.63%, 03/15/29(a)(c)	100	99,800
Owens Corning, 3.88%, 06/01/30	50	55,895
US Concrete, Inc., 5.13%, 03/01/29(a)	5	5,150

		475,061

Building Products — 0.1%
Allegion PLC, 3.50%, 10/01/29	25	26,929
Home Depot, Inc., 3.35%, 04/15/50	50	53,281

		80,210

Capital Markets — 1.1%
Brookfield Finance, Inc. 4.85%, 03/29/29	100	118,922
4.70%, 09/20/47	20	23,769
Charles Schwab Corp. 3.20%, 03/02/27	75	82,689
3.25%, 05/22/29	50	55,565
Golub Capital BDC, Inc., 2.50%, 08/24/26	40	39,674
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29(a)	75	74,978
Invesco Finance PLC, 3.75%, 01/15/26	25	27,776
Northern Trust Corp., 3.15%, 05/03/29	50	55,232
State Street Corp., (SOFR + 2.69%), 2.83%, 03/30/23(b)	40	41,114
TD Ameritrade Holding Corp., 2.95%, 04/01/22	100	102,432

		622,151

Chemicals — 1.4%
Air Products and Chemicals, Inc. 1.50%, 10/15/25	100	102,248
2.05%, 05/15/30	25	25,417
Albemarle Corp., 4.15%, 12/01/24	50	55,631
DuPont de Nemours, Inc., 5.42%, 11/15/48	10	13,339
EI du Pont de Nemours and Co., 2.30%, 07/15/30	100	102,501
FMC Corp. 3.20%, 10/01/26	25	27,322
3.45%, 10/01/29	50	54,739
International Flavors & Fragrances, Inc., 3.20%, 05/01/23	150	156,879
Methanex Corp., 5.25%, 12/15/29	25	25,641
Mosaic Co., 5.45%, 11/15/33	50	61,912

1

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. 2.95%, 08/15/29	$50	$53,186
3.80%, 08/15/49	40	44,142
WESCO Distribution, Inc., 7.25%, 06/15/28(a)	50	55,563

		778,520

Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	10	9,749
Steelcase, Inc., 5.13%, 01/18/29	50	59,235

		68,984

Communications Equipment — 0.0%
Motorola Solutions, Inc., 5.50%, 09/01/44	10	12,321

Construction & Engineering — 0.0%
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	10	10,450

Consumer Discretionary — 0.1%
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25(a)	25	29,250

Consumer Finance — 1.7%
American Express Co., 3.63%, 12/05/24	25	27,659
American Express Credit Corp., 2.70%, 03/03/22	100	102,217
Automatic Data Processing, Inc., 1.25%, 09/01/30	200	190,737
Discover Financial Services 5.20%, 04/27/22	50	52,706
3.75%, 03/04/25	25	27,304
IHS Markit Ltd. 4.75%, 08/01/28	75	88,170
4.25%, 05/01/29	35	40,275
Mastercard, Inc. 3.95%, 02/26/48	25	29,514
3.65%, 06/01/49	110	124,650
Moody’s Corp., 2.55%, 08/18/60	10	8,360
OneMain Finance Corp., 5.38%, 11/15/29	50	52,750
PayPal Holdings, Inc., 3.25%, 06/01/50	50	52,406
S&P Global, Inc., 2.30%, 08/15/60	28	23,447
Synchrony Financial 4.25%, 08/15/24	50	54,896
5.15%, 03/19/29	50	59,366
Visa, Inc., 3.65%, 09/15/47	48	54,650

		989,107

Containers & Packaging — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28(a)	15	15,361
International Paper Co., 3.80%, 01/15/26	50	55,917

		71,278

Diversified Financial Services — 9.9%
Air Lease Corp. 3.38%, 07/01/25	100	106,306
2.88%, 01/15/26	100	104,078
3.00%, 02/01/30	25	24,961
3.13%, 12/01/30	50	50,216
Aircastle Ltd., 5.00%, 04/01/23	50	53,519
Ally Financial, Inc., 8.00%, 11/01/31	25	35,799
Banco Santander SA 2.75%, 05/28/25	200	211,947
2.75%, 12/03/30	200	198,503
Bank of America Corp. 4.45%, 03/03/26	50	57,251

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(b)	$54	$56,439
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	100	111,682
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)	25	29,808
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	50	58,120
(SOFR + 1.15%), 1.32%, 06/19/26(b)	250	251,797
Bank of Nova Scotia, 2.70%, 08/03/26	75	80,763
Citigroup, Inc. 3.70%, 01/12/26	50	55,743
4.45%, 09/29/27	75	86,521
8.13%, 07/15/39	25	42,208
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(b)	100	113,386
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	50	56,113
(SOFR + 0.69%), 0.78%, 10/30/24(b)	100	100,515
(SOFR + 2.84%), 3.11%, 04/08/26(b)	115	123,651
Clorox Co., 1.80%, 05/15/30	150	147,808
Deutsche Bank AG, New York, (SOFR + 2.16%), 2.22%, 09/18/24(b)	150	154,359
Goldman Sachs Group, Inc. 3.00%, 04/26/22	50	50,195
3.63%, 01/22/23	50	53,007
4.25%, 10/21/25	25	28,197
3.75%, 02/25/26	25	27,862
2.60%, 02/07/30	100	104,256
6.25%, 02/01/41	25	36,738
4.80%, 07/08/44	10	12,935
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	50	56,291
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	50	57,631
(SOFR + 0.61%), 0.86%, 02/12/26(b)	125	123,949
(SOFR + 1.09%), 1.99%, 01/27/32(b)	65	63,544
HSBC Holdings PLC 7.63%, 05/17/32	50	70,969
6.50%, 05/02/36	110	152,133
Intercontinental Exchange, Inc. 2.65%, 09/15/40	50	47,266
4.25%, 09/21/48	70	81,963
John Deere Capital Corp., 2.60%, 03/07/24	25	26,647
JPMorgan Chase & Co. 3.88%, 09/10/24	70	77,196
4.95%, 06/01/45	10	13,142
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(b)	200	224,971
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(b)	100	110,908
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	100	116,103
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	25	30,499
(SOFR + 0.70%), 1.04%, 02/04/27(b)	115	113,415
(SOFR + 1.51%), 2.53%, 11/19/41(b)	100	95,616
Lloyds Banking Group PLC 4.45%, 05/08/25	200	225,974
3.75%, 01/11/27	200	223,036
Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	200	210,787
3.78%, 03/02/25	100	110,103
Morgan Stanley 4.88%, 11/01/22	50	53,606
5.00%, 11/24/25	50	58,368
3.88%, 01/27/26	75	84,434
6.38%, 07/24/42	25	37,928
4.38%, 01/22/47	15	18,642
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(b)	75	87,827
(SOFR + 1.03%), 1.79%, 02/13/32(b)	140	134,344

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley (continued)
(SOFR + 1.43%), 2.80%, 01/25/52(b)	$25	$23,801
(SOFR + 4.84%), 5.60%, 03/24/51(b)	54	78,244
Sumitomo Mitsui Financial Group, Inc., 2.75%, 01/15/30	200	210,380

		5,644,400

Diversified Telecommunication Services — 1.5%
AT&T, Inc.(a) 2.55%, 12/01/33	57	55,066
3.55%, 09/15/55	41	37,644
3.80%, 12/01/57	40	38,029
3.65%, 09/15/59	3	2,766
British Telecommunications PLC, 5.13%, 12/04/28	200	241,574
Deutsche Telekom International Finance BV 8.75%, 06/15/30	70	106,357
9.25%, 06/01/32	25	41,224
Koninklijke KPN NV, 8.38%, 10/01/30	50	71,359
Verizon Communications, Inc. 3.38%, 02/15/25	53	57,857
4.33%, 09/21/28	51	59,347
2.65%, 11/20/40	25	23,363
4.75%, 11/01/41	40	48,813
2.88%, 11/20/50	100	90,862

		874,261

Electric Utilities — 1.3%
Avangrid, Inc. 3.15%, 12/01/24	50	54,102
3.80%, 06/01/29	50	56,434
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/50	20	19,580
Consolidated Edison Co. of New York, Inc. 3.00%, 12/01/60	25	23,092
Series A, 4.13%, 05/15/49	30	34,159
Eversource Energy, 3.45%, 01/15/50	50	53,142
Exelon Corp. 4.05%, 04/15/30	75	85,885
5.10%, 06/15/45	25	31,700
ITC Holdings Corp., 3.25%, 06/30/26	150	164,305
National Rural Utilities Cooperative Finance Corp. 1.00%, 06/15/26	95	94,102
4.30%, 03/15/49	10	12,319
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(a)	50	55,685
PECO Energy Co., 3.00%, 09/15/49	25	25,319
San Diego Gas & Electric Co. 6.00%, 06/01/39	25	35,178
4.15%, 05/15/48	15	17,722

		762,724

Electrical Equipment — 0.0%
Roper Technologies, Inc., 2.95%, 09/15/29	25	26,652

Electronic Equipment, Instruments & Components — 0.5%
Avnet, Inc., 4.88%, 12/01/22	40	42,519
Keysight Technologies, Inc., 3.00%, 10/30/29	200	214,144
Xerox Holdings Corp., 5.50%, 08/15/28(a)	25	26,687

		283,350

Security	Par (000)	Value

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47	$40	$43,868
NOV, Inc., 3.60%, 12/01/29	25	26,105

		69,973

Environmental, Maintenance, & Security Service — 0.1%
Waste Connections, Inc., 2.60%, 02/01/30	50	52,380

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Campus Communities Operating Partnership LP 2.85%, 02/01/30	100	103,381
3.88%, 01/30/31	40	44,345
AvalonBay Communities, Inc., 4.35%, 04/15/48	15	18,279
Brandywine Operating Partnership LP, 4.55%, 10/01/29	100	109,598
Camden Property Trust, 2.95%, 12/15/22	20	20,773
Crown Castle International Corp., 3.70%, 06/15/26	50	55,425
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29	25	26,296
Equinix, Inc. 2.90%, 11/18/26	10	10,738
3.20%, 11/18/29	5	5,314
3.00%, 07/15/50	60	55,315
Essex Portfolio LP, 1.70%, 03/01/28(c)	40	39,400
Federal Realty Investment Trust, 3.25%, 07/15/27	50	53,817
Iron Mountain, Inc., 4.50%, 02/15/31(a)	15	14,891
Kilroy Realty LP, 3.80%, 01/15/23	20	20,936
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.88%, 02/15/29(a)	50	50,625
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(a)	32	33,710
Realty Income Corp., 3.25%, 01/15/31	75	81,584
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(a)	75	74,063
Simon Property Group LP 3.25%, 11/30/26	50	54,668
3.80%, 07/15/50	50	52,238
Weyerhaeuser Co., 4.00%, 04/15/30	30	34,142

		959,538

Food & Staples Retailing — 0.8%
Campbell Soup Co., 4.80%, 03/15/48	20	24,708
Conagra Brands, Inc., 4.60%, 11/01/25	50	57,478
Costco Wholesale Corp., 1.38%, 06/20/27	200	201,495
Kellogg Co., 3.25%, 04/01/26	50	55,283
Kraft Heinz Foods Co., 4.25%, 03/01/31	25	28,068
Sysco Corp. 2.60%, 06/12/22	50	51,440
4.45%, 03/15/48	25	28,718

		447,190

Food Products — 0.3%
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	100	111,817
Tyson Foods, Inc., 4.50%, 06/15/22	50	52,099

		163,916

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories, 3.88%, 09/15/25	70	78,337
Baxter International, Inc., 3.50%, 08/15/46	10	10,813
Becton Dickinson and Co., 2.82%, 05/20/30	50	52,747
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30	100	106,670
DH Europe Finance II Sarl, 3.40%, 11/15/49	15	15,942
Medtronic, Inc., 4.63%, 03/15/45	25	32,785

3

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc. 4.13%, 03/25/25	$30	$33,570
4.10%, 08/15/47	55	66,621

		397,485

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp., 4.30%, 12/15/47	20	23,072
Anthem, Inc., 2.38%, 01/15/25	25	26,321
Baylor Scott & White Holdings, 2.84%, 11/15/50	4	3,930
Cardinal Health, Inc., 3.50%, 11/15/24	100	108,652
DaVita, Inc., 3.75%, 02/15/31(a)	15	14,294
HCA, Inc. 5.25%, 06/15/26	25	29,236
5.50%, 06/15/47	83	106,058
5.25%, 06/15/49	40	50,162
Humana, Inc., 3.95%, 08/15/49	70	78,534
McKesson Corp., 4.75%, 05/30/29	25	29,795
ModivCare, Inc., 5.88%, 11/15/25(a)	55	58,300
Molina Healthcare, Inc., 3.88%, 11/15/30(a)	50	52,375
UnitedHealth Group, Inc., 4.45%, 12/15/48	45	56,128

		636,857

Health Care Technology — 0.2%
Catalent Pharma Solutions, Inc., 3.13%, 02/15/29(a)	25	24,700
Laboratory Corp. of America Holdings, 2.95%, 12/01/29	75	80,347

		105,047

Hotels, Restaurants & Leisure — 0.3%
Boyd Gaming Corp., 8.63%, 06/01/25(a)	50	55,000
Choice Hotels International, Inc., 3.70%, 12/01/29	40	42,390
Las Vegas Sands Corp., 3.50%, 08/18/26	60	63,552

		160,942

Household Durables — 0.0%
NVR Inc., 3.00%, 05/15/30	25	26,587

Insurance — 2.2%
Athene Holding Ltd., 4.13%, 01/12/28	50	55,411
AXIS Specialty Finance LLC, 3.90%, 07/15/29	50	55,844
Brown & Brown, Inc., 2.38%, 03/15/31	65	64,995
Equitable Holdings, Inc., 4.35%, 04/20/28	50	57,105
Markel Corp., 4.90%, 07/01/22	70	74,068
Marsh & McLennan Cos., Inc. 3.30%, 03/14/23	50	52,759
3.50%, 03/10/25	50	54,502
4.38%, 03/15/29	150	176,561
4.20%, 03/01/48	100	121,424
MetLife, Inc., Series D, 4.37%, 09/15/23	70	76,953
Principal Financial Group, Inc., 3.70%, 05/15/29	50	56,381
Progressive Corp. 2.45%, 01/15/27	100	107,165
3.20%, 03/26/30	40	44,579
Prudential PLC, 3.13%, 04/14/30	200	218,324
Travelers Cos., Inc., 3.75%, 05/15/46	25	28,559
Willis North America, Inc., 3.88%, 09/15/49	25	28,078

		1,272,708

Interactive Media & Services — 0.5%
Alphabet, Inc. 2.00%, 08/15/26	75	78,910
1.90%, 08/15/40	100	89,943

Security	Par (000)	Value

Interactive Media & Services (continued)
Alphabet, Inc. (continued) 2.05%, 08/15/50	$20	$17,222
eBay, Inc., 2.70%, 03/11/30	100	103,824

		289,899

Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd. 2.80%, 06/06/23	200	208,914
3.60%, 11/28/24	400	437,610
3.40%, 12/06/27	200	217,856

		864,380

Internet Software & Services — 0.3%
Booking Holdings, Inc., 4.63%, 04/13/30	130	155,227

IT Services — 0.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	5	5,121
DXC Technology Co., 4.25%, 04/15/24	50	54,396
Fiserv, Inc., 3.50%, 07/01/29	25	27,551
International Business Machines Corp., 5.60%, 11/30/39	50	68,893
Verisk Analytics, Inc. 4.13%, 09/12/22	25	26,362
4.13%, 03/15/29	100	114,251
3.63%, 05/15/50	30	30,992

		327,566

Leisure Products — 0.1%
Hasbro, Inc., 3.90%, 11/19/29	75	82,568

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.75%, 09/15/29	100	105,344

Machinery — 0.8%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	150	147,430
Caterpillar, Inc., 3.25%, 09/19/49	30	32,073
Dover Corp., 2.95%, 11/04/29	50	53,025
Flowserve Corp., 3.50%, 10/01/30	50	52,962
IDEX Corp., 3.00%, 05/01/30	50	53,099
Snap-on, Inc., 4.10%, 03/01/48	15	18,032
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28	75	88,144

		444,765

Media — 1.1%
Bell Canada, 4.46%, 04/01/48	20	23,939
Comcast Corp. 3.97%, 11/01/47	40	45,669
4.05%, 11/01/52	100	115,082
TEGNA, Inc., 4.75%, 03/15/26(a)	15	15,975
Thomson Reuters Corp. 4.30%, 11/23/23	100	109,255
5.85%, 04/15/40	30	39,616
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	5	5,037
Walt Disney Co., 2.20%, 01/13/28	200	207,374
WMG Acquisition Corp., 3.00%, 02/15/31(a)	55	52,869

		614,816

Metals & Mining — 0.8%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(a)	200	212,000
ArcelorMittal SA, 4.25%, 07/16/29	5	5,603
Newmont Corp., 4.88%, 03/15/42	60	76,780

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Newmont Goldcorp Corp., 5.45%, 06/09/44	$25	$33,548
Steel Dynamics, Inc., 3.45%, 04/15/30	100	108,629

		436,560

Multi-Utilities — 0.1%
Atmos Energy Corp. 4.13%, 10/15/44	15	17,442
4.13%, 03/15/49	20	23,432
Southern California Gas Co., Series UU, 4.13%, 06/01/48	30	35,776

		76,650

Offshore Drilling & Other Services — 0.3%
Applied Materials, Inc., 2.75%, 06/01/50	50	48,336
Lam Research Corp., 3.75%, 03/15/26	100	112,282

		160,618

Oil, Gas & Consumable Fuels — 2.9%
Apache Corp. 4.88%, 11/15/27	25	26,205
5.10%, 09/01/40	25	25,508
Buckeye Partners LP, 3.95%, 12/01/26	50	49,626
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27	90	105,066
3.70%, 11/15/29	55	59,504
Cheniere Energy, Inc., 4.63%, 10/15/28(a)	75	77,978
Chevron Corp., 3.19%, 06/24/23	70	74,117
CNX Resources Corp., 7.25%, 03/14/27(a)	25	26,750
Exxon Mobil Corp., 3.29%, 03/19/27	350	388,912
Hess Corp., 4.30%, 04/01/27	65	72,167
MPLX LP 4.88%, 12/01/24	2	2,261
4.88%, 06/01/25	25	28,333
5.50%, 02/15/49	10	12,150
Occidental Petroleum Corp., 8.50%, 07/15/27	40	47,888
ONEOK Partners LP, 3.38%, 10/01/22	70	72,463
ONEOK, Inc., 2.75%, 09/01/24	150	158,225
Ovintiv Exploration, Inc., 5.38%, 01/01/26	100	110,910
Ovintiv, Inc., 6.50%, 08/15/34	25	31,187
Pioneer Natural Resources Co., 2.15%, 01/15/31	25	24,366
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22	100	104,410
Southwestern Energy Co., 8.38%, 09/15/28	15	16,584
Total Capital SA, 3.88%, 10/11/28	50	57,112
Valero Energy Corp., 4.00%, 04/01/29	25	27,597
Western Midstream Operating LP, 5.30%, 02/01/30	25	27,094

		1,626,413

Personal Products — 0.2%
Estee Lauder Cos., Inc., 2.60%, 04/15/30	50	52,978
Procter & Gamble Co., 3.60%, 03/25/50	30	36,191

		89,169

Pharmaceuticals — 2.3%
AbbVie, Inc. 2.60%, 11/21/24	35	37,214
4.25%, 11/14/28	50	58,129
3.20%, 11/21/29	35	37,839
AstraZeneca PLC, 3.38%, 11/16/25	50	54,953
Bausch Health Cos., Inc., 7.25%, 05/30/29(a)	75	83,091
CVS Health Corp., 4.78%, 03/25/38	50	60,941
Eli Lilly & Co. 3.38%, 03/15/29	150	167,952
3.95%, 03/15/49	35	41,390

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC 0.53%, 10/01/23	$200	$200,542
3.38%, 06/01/29	50	56,202
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	50	68,415
Merck & Co. Inc., 3.60%, 09/15/42	50	57,166
Perrigo Finance Unlimited Co., 4.38%, 03/15/26	200	224,905
Viatris, Inc., 4.00%, 06/22/50(a)	70	72,684
Zoetis, Inc., 3.25%, 02/01/23	70	73,264

		1,294,687

Real Estate — 0.1%
Prologis LP, 3.75%, 11/01/25	75	84,382

Road & Rail — 0.1%
CSX Corp., 4.50%, 03/15/49	25	30,731

Semiconductors & Semiconductor Equipment — 1.4%
Flex Ltd., 4.88%, 05/12/30	75	86,508
Hubbell, Inc., 3.50%, 02/15/28	35	37,619
Jabil, Inc., 3.60%, 01/15/30	25	26,833
Marvell Technology Group Ltd., 4.88%, 06/22/28	50	58,917
Maxim Integrated Products, Inc., 3.45%, 06/15/27	50	55,794
Micron Technology, Inc., 4.66%, 02/15/30	35	41,097
NVIDIA Corp. 3.20%, 09/16/26	100	110,255
2.85%, 04/01/30	25	26,890
3.50%, 04/01/50	50	54,254
ON Semiconductor Corp., 3.88%, 09/01/28(a)	100	104,500
Qorvo, Inc., 3.38%, 04/01/31(a)	15	15,000
Sensata Technologies, Inc., 4.38%, 02/15/30(a)	50	53,313
Texas Instruments, Inc. 1.85%, 05/15/22	100	101,782
1.75%, 05/04/30	35	34,576

		807,338

Software — 0.9%
Autodesk, Inc. 4.38%, 06/15/25	25	28,186
3.50%, 06/15/27	75	83,387
Electronic Arts, Inc. 1.85%, 02/15/31	45	43,911
2.95%, 02/15/51	35	33,554
Microsoft Corp. 3.70%, 08/08/46	50	59,004
2.53%, 06/01/50	25	23,492
VMware, Inc. 2.95%, 08/21/22	50	51,753
3.90%, 08/21/27	175	193,536

		516,823

Specialty Retail — 0.5%
Best Buy Co., Inc., 1.95%, 10/01/30	250	241,810
L Brands, Inc., 6.63%, 10/01/30(a)	25	28,005

		269,815

Technology Hardware, Storage & Peripherals — 1.2%
Adobe, Inc. 2.15%, 02/01/27	100	104,962
2.30%, 02/01/30	75	77,576
Apple, Inc. 1.70%, 09/11/22	25	25,571
2.85%, 02/23/23	25	26,159
1.80%, 09/11/24	25	26,131
3.35%, 02/09/27	25	27,814

5

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued) 3.00%, 06/20/27	$35	$38,579
Dell International LLC/EMC Corp.(a) 5.45%, 06/15/23	25	27,423
8.35%, 07/15/46	90	137,701
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	50	52,885
HP, Inc., 3.40%, 06/17/30	100	107,841
Seagate HDD Cayman, 5.75%, 12/01/34	25	29,219

		681,861

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc. 2.75%, 03/27/27	100	108,246
3.38%, 11/01/46	40	43,831
Tapestry, Inc., 4.25%, 04/01/25	40	43,423

		195,500

Transportation Infrastructure — 0.1%
United Parcel Service, Inc., 5.30%, 04/01/50	40	55,377

Utilities — 0.1%
Veolia Environnement SA, 6.75%, 06/01/38	25	35,028

Wireless Telecommunication Services — 1.0%
American Tower Corp. 2.25%, 01/15/22	50	50,842
4.00%, 06/01/25	100	110,818
Crown Castle International Corp. 5.25%, 01/15/23	50	54,238
1.35%, 07/15/25	55	55,340
4.15%, 07/01/50	20	21,985
T-Mobile USA, Inc.(a) 3.75%, 04/15/27	125	137,690
4.50%, 04/15/50	104	115,582
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(a)	50	52,000

		598,495

Total Corporate Bonds — 48.8% (Cost: $27,278,403)		27,845,975

Foreign Agency Obligations

Hungary — 0.1%
Hungary Government International Bond, 5.75%, 11/22/23	50	56,766

Mexico — 0.1%
Mexico Government International Bond, 5.55%, 01/21/45	80	93,200

Panama — 0.1%
Panama Government International Bond, 9.38%, 04/01/29	25	36,888

Philippines — 0.1%
Philippine Government International Bond, 10.63%, 03/16/25	35	48,387

Uruguay — 0.2%
Uruguay Government International Bond 4.38%, 10/27/27	25	28,430

Security	Par (000)	Value

Uruguay (continued)
Uruguay Government International Bond (continued) 4.38%, 01/23/31	$50	$57,812
4.98%, 04/20/55	30	36,506

		122,748

Total Foreign Agency Obligations — 0.6% (Cost: $351,881)		357,989

Municipal Bonds

California — 0.2%
Regents of the University of California Medical Center Pooled Revenue, RB, Series H, 6.55%, 05/15/48	25	37,477
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	15	18,831
State of California, GO, BAB, 7.30%, 10/01/39	50	78,155

		134,463

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/14	15	19,870

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, Refunding RB, Series B, 4.13%, 06/15/42	25	26,912
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	10	15,879

		42,791

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	50	56,126

Total Municipal Bonds — 0.4% (Cost: $251,484)		253,250

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.4%
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.52%, 04/25/31(a)(b)	245	244,839

Commercial Mortgage-Backed Securities — 0.5%
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52	70	74,886
JPMDB Commercial Mortgage Securities Trust 2020-COR7, Series 2020-COR7, Class A5, 2.18%, 05/13/53	200	203,069

		277,955

Total Non-Agency Mortgage-Backed Securities — 0.9% (Cost: $526,498)		522,794

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 37.5%
Federal National Mortgage Association 2.50%, 10/01/35	74	76,936
2.00%, 12/01/35 - 02/01/51(c)	548	561,627
3.00%, 10/01/50 - 01/01/51(c)	96	103,943
Freddie Mac Mortgage-Backed Securities 2.00%, 02/01/36	124	128,931

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
3.50%, 03/01/47	$395	$425,364
Series 2018-M4, Class A2, 3.05%, 03/25/28(b)	250	279,483
Series 2021-DNA1, Class M1, (30 day SOFR + 0.65%), 0.69%, 01/25/51(a)(b)	230	230,000
Series 2021-HQA1, Class M1, (30 day SOFR + 0.70%), 0.75%, 08/25/33(a)(b)	210	210,000
Series KSG1, Class A2, 1.50%, 09/25/30	120	119,136
Freddie Mac Pool 3.50%, 02/01/34	78	83,998
3.00%, 11/01/46	47	49,614
2.00%, 02/01/51 - 03/01/51(c)	300	304,061
Ginnie Mae Mortgage-Backed Securities 3.00%, 05/20/45 - 07/20/50	1,478	1,549,633
3.50%, 12/20/45 - 03/18/51(d)	2,286	2,441,076
4.00%, 03/20/46 - 03/18/51(d)	657	709,951
2.50%, 12/20/46 - 04/21/51(d)	960	996,753
4.50%, 09/20/48 - 03/18/51(d)	207	224,583
2.00%, 03/18/51(d)	1,150	1,167,205
5.00%, 03/18/51(d)	150	164,074
Government National Mortgage Association, 2.50%, 12/20/50 - 02/20/51	1,151	1,195,904
Uniform Mortgage-Backed Securities 3.00%, 03/01/30 - 04/14/51(d)	2,540	2,674,995
2.50%, 04/01/32 - 04/14/51(d)	972	1,017,571
4.00%, 05/01/33 - 04/14/51(d)	1,114	1,209,437
1.50%, 03/16/36 - 04/14/51(d)	475	472,267
2.00%, 03/16/36 - 04/14/51(d)	3,025	3,059,078
3.50%, 03/16/36 - 03/11/51(d)	938	1,009,373
5.00%, 03/01/41	311	360,728
4.50%, 02/01/48 - 03/11/51(d)	515	567,168

		21,392,889

Total U.S. Government Sponsored Agency Securities — 37.5% (Cost: $21,368,789)		21,392,889

U.S. Treasury Obligations
U.S. Treasury Bonds 3.63%, 02/15/44	600	773,531
3.38%, 11/15/48	625	794,018
2.88%, 05/15/49	275	320,257
1.25%, 05/15/50	150	121,137
U.S. Treasury Notes 7.25%, 08/15/22	2,600	2,871,883
6.25%, 08/15/23	500	574,531
2.00%, 06/30/24	1,200	1,265,672
2.38%, 08/15/24	200	213,750
7.50%, 11/15/24	200	252,305
6.00%, 02/15/26	100	125,863
0.63%, 05/15/30	500	468,340

Total U.S. Treasury Obligations — 13.6% (Cost: $7,432,068)		7,781,287

Total Long-Term Investments — 103.0% (Cost: $57,866,336)		58,811,641

Security	Shares	Value

Short-Term Securities

Money Market Funds — 12.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)	7,311,593	$7,311,593

Total Short-Term Securities — 12.8% (Cost: $7,311,593)		7,311,593

Total Investments Before TBA Sale Commitments — 115.8% (Cost: $65,177,929)		66,123,234

	Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (8.8)%
Ginnie Mae Mortgage-Backed Securities(d) 3.00%, 03/18/51	$(663)	(689,621)
3.50%, 03/18/51	(100)	(105,936)
4.00%, 03/18/51	(50)	(53,496)
Uniform Mortgage-Backed Securities(d) 1.50%, 03/11/51	(50)	(49,123)
2.00%, 03/11/51	(2,850)	(2,878,834)
2.50%, 03/11/51	(52)	(53,909)
3.00%, 03/11/51	(106)	(110,936)
3.50%, 03/11/51 - 04/14/51	(844)	(894,988)
4.00%, 03/11/51	(75)	(80,584)
5.00%, 03/11/51	(119)	(131,802)

Total TBA Sale Commitments — (8.8)% (Proceeds: $(5,077,499))		(5,049,229)

Total Investments, Net of TBA Sale Commitments — 107.0% (Cost: $(60,100,430))		61,074,005

Liabilities in Excess of Other Assets — (7.0)%		(3,975,461)

Net Assets — 100.0%		$57,098,544

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Represents or includes a TBA transaction.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

7

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$12,568,461	$—	$(5,256,868)(a	)	$—	$—	$7,311,593	7,311,593	$3,443	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Bund	10	03/08/21	$2,092	$(14,359)
Euro OAT Futures	4	03/08/21	789	(14,009)
10-Year Australian T-Bond	36	03/15/21	3,797	(243,692)
U.S. Long Bond	4	06/21/21	644	(2,663)
U.S. Ultra Bond	4	06/21/21	768	1,892
2-Year US Treasury Notes	6	06/30/21	1,325	(290)
5-Year US Treasury Notes	59	06/30/21	7,335	(39,159)

				(312,280)

Short Contracts
Euro BTP Futures	1	03/08/21	181	3,571
10-Year Canada Bond	29	06/21/21	3,185	54,599
U.S. 10 Year Note	41	06/21/21	5,463	42,765
U.S. 10 Year Ultra Bond	21	06/21/21	3,114	21,493
Long Gilt Future	3	06/28/21	534	2,714

				125,142

				$(187,138)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	15,755	AUD	20,000	Citibank N.A.	03/17/21	$365
USD	15,423	AUD	20,000	Deutsche Bank AG	03/17/21	33
USD	23,402	AUD	30,000	JPMorgan Chase Bank N.A.	03/17/21	317
USD	38,865	AUD	50,000	JPMorgan Chase Bank N.A.	03/17/21	390
USD	7,754	AUD	10,000	Morgan Stanley & Co. International PLC	03/17/21	59
USD	54,270	AUD	70,000	Morgan Stanley & Co. International PLC	03/17/21	406
USD	71,164	AUD	90,000	Morgan Stanley & Co. International PLC	03/17/21	1,909
USD	12,173	EUR	10,000	Citibank N.A.	03/17/21	103
USD	109,558	EUR	90,000	Morgan Stanley & Co. International PLC	03/17/21	931
USD	9,031	HKD	70,000	Citibank N.A.	03/17/21	6
USD	30,000	SGD	40,000	Barclays Bank PLC	03/17/21	4
GBP	200,000	USD	272,362	JPMorgan Chase Bank N.A.	07/06/21	6,408

						10,931

USD	15,222	AUD	20,000	Deutsche Bank AG	03/17/21	(168)
USD	7,621	AUD	10,000	JPMorgan Chase Bank N.A.	03/17/21	(74)
USD	12,048	EUR	10,000	JPMorgan Chase Bank N.A.	03/17/21	(22)
USD	13,916	GBP	10,000	JPMorgan Chase Bank N.A.	03/17/21	(17)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	40,222	GBP	30,000	JPMorgan Chase Bank N.A.	03/17/21	$(1,577)
USD	27,686	GBP	20,000	Morgan Stanley & Co. International PLC	03/17/21	(181)

						(2,039)

						$8,892

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date(a)	Date	Amount (000)		Value	(Received)	(Depreciation)

(0.52%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/08/21	03/08/23	EUR	3,470	$4,935	$(284)	$5,219
0.21%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/08/21	03/08/23	USD	190	96	3	93
0.27%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/08/21	03/08/23	USD	5,150	(4,298)	(198)	(4,100)
0.06%	Annual	6-Month GBP LIBOR, 0.08%	Annual	06/08/21	06/08/23	GBP	10,660	28,147	1,428	26,719
(0.45%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/08/21	03/08/26	EUR	130	1,193	3	1,190
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.44%)	Annual	03/08/21	03/08/26	EUR	725	(6,560)	(5,032)	(1,528)
(0.41%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/08/21	03/08/26	EUR	2,040	14,235	(3,338)	17,573
3-Month LIBOR, 0.19%	Quarterly	0.47%	Semi-Annual	03/08/21	03/08/26	USD	70	(1,223)	1	(1,224)
0.47%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/08/21	03/08/26	USD	90	1,570	2	1,568
3-Month LIBOR, 0.19%	Quarterly	0.50%	Semi-Annual	03/08/21	03/08/26	USD	1,250	(20,170)	(77)	(20,093)
0.50%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/08/21	03/08/26	USD	2,440	38,443	(1,639)	40,082
0.86%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/08/21	03/08/26	USD	1,360	(2,830)	560	(3,390)
MXN 28D TIIE, 4.28%	Monthly	4.82%	Monthly	03/17/21	03/11/26	MXN	700	(900)	—	(900)
MXN 28D TIIE, 4.28%	Monthly	4.98%	Monthly	03/17/21	03/11/26	MXN	1,080	(1,031)	—	(1,031)
MXN 28D TIIE, 4.28%	Monthly	5.03%	Monthly	03/17/21	03/11/26	MXN	950	(805)	—	(805)
MXN 28D TIIE, 4.28%	Monthly	5.17%	Monthly	03/17/21	03/11/26	MXN	1,750	(949)	1	(950)
MXN 28D TIIE, 4.28%	Monthly	5.23%	Monthly	03/17/21	03/11/26	MXN	1,200	(503)	—	(503)
MXN 28D TIIE, 4.28%	Monthly	5.41%	Monthly	03/17/21	03/11/26	MXN	1,390	(46)	1	(47)
(0.47%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	20	219	—	219
(0.44%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	100	900	1	899
(0.44%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	110	976	1	975
(0.44%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	50	464	1	463
(0.44%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	40	373	1	372
(0.43%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	50	416	1	415
(0.42%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	60	475	1	474
(0.42%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	60	477	1	476
(0.42%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	70	550	1	549
(0.41%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	70	488	1	487
(0.39%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	70	413	1	412
(0.38%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/17/21	03/17/26	EUR	70	381	1	380
0.18%	Annual	3-Month STIBOR, (0.10%)	Quarterly	03/17/21	03/17/26	SEK	490	605	72	533
0.19%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	50	1,632	1	1,631
0.20%	Annual	3-Month STIBOR, (0.10%)	Quarterly	03/17/21	03/17/26	SEK	800	892	1	891
0.20%	Annual	3-Month STIBOR, (0.10%)	Quarterly	03/17/21	03/17/26	SEK	540	600	1	599
0.20%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	40	1,257	1	1,256
0.21%	Annual	3-Month STIBOR, (0.10%)	Quarterly	03/17/21	03/17/26	SEK	500	523	1	522
0.22%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	40	1,204	1	1,203
0.23%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	30	889	1	888
0.24%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	60	1,751	1	1,750
0.25%	Annual	3-Month STIBOR, (0.10%)	Quarterly	03/17/21	03/17/26	SEK	340	267	4	263
0.25%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	60	1,680	2	1,678
0.25%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	40	1,134	1	1,133
0.26%	Annual	3-Month STIBOR, (0.10%)	Quarterly	03/17/21	03/17/26	SEK	1,190	854	2	852
0.26%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	40	1,103	1	1,102
0.26%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	50	1,376	1	1,375
0.26%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	50	1,384	1	1,383
0.27%	Annual	3-Month STIBOR, (0.10%)	Quarterly	03/17/21	03/17/26	SEK	710	478	1	477
0.28%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	40	1,041	1	1,040
0.28%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	40	1,040	1	1,039

9

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date(a)	Date	Amount (000)		Value	(Received)	(Depreciation)

0.29%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	110	$2,787	$3	$2,784
0.29%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	40	1,009	58	951
0.30%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	40	975	1	974
0.31%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	50	1,213	1	1,212
0.31%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	30	720	1	719
6-Month BBR, 0.79%	Semi-Annual	0.39%	Semi-Annual	03/17/21	03/17/26	AUD	35	(664)	1	(665)
6-Month BBR, 0.79%	Semi-Annual	0.39%	Semi-Annual	03/17/21	03/17/26	AUD	35	(669)	1	(670)
6-Month BBR, 0.79%	Semi-Annual	0.41%	Semi-Annual	03/17/21	03/17/26	AUD	60	(1,099)	1	(1,100)
0.41%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	80	1,363	1	1,362
6-Month BBR, 0.79%	Semi-Annual	0.42%	Semi-Annual	03/17/21	03/17/26	AUD	20	(361)	—	(361)
6-Month BBR, 0.79%	Semi-Annual	0.42%	Semi-Annual	03/17/21	03/17/26	AUD	60	(1,080)	1	(1,081)
6-Month BBR, 0.79%	Semi-Annual	0.42%	Semi-Annual	03/17/21	03/17/26	AUD	120	(2,144)	2	(2,146)
6-Month BBR, 0.79%	Semi-Annual	0.43%	Semi-Annual	03/17/21	03/17/26	AUD	70	(1,220)	1	(1,221)
6-Month BBR, 0.79%	Semi-Annual	0.43%	Semi-Annual	03/17/21	03/17/26	AUD	80	(1,404)	1	(1,405)
6-Month BBR, 0.79%	Semi-Annual	0.43%	Semi-Annual	03/17/21	03/17/26	AUD	70	(1,212)	1	(1,213)
6-Month BBR, 0.79%	Semi-Annual	0.43%	Semi-Annual	03/17/21	03/17/26	AUD	90	(1,565)	1	(1,566)
0.43%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	50	786	1	785
6-Month BBR, 0.79%	Semi-Annual	0.44%	Semi-Annual	03/17/21	03/17/26	AUD	90	(1,542)	1	(1,543)
6-Month BBR, 0.79%	Semi-Annual	0.45%	Semi-Annual	03/17/21	03/17/26	AUD	60	(1,008)	1	(1,009)
6-Month BBR, 0.79%	Semi-Annual	0.45%	Semi-Annual	03/17/21	03/17/26	AUD	80	(1,332)	1	(1,333)
6-Month BBR, 0.79%	Semi-Annual	0.46%	Semi-Annual	03/17/21	03/17/26	AUD	40	(661)	—	(661)
0.47%	Semi-Annual	6-Month GBP LIBOR, 0.08%	Semi-Annual	03/17/21	03/17/26	GBP	110	1,452	2	1,450
3-Month HIBOR, 0.23%	Quarterly	0.53%	Quarterly	03/17/21	03/17/26	HKD	490	(1,206)	1	(1,207)
6-Month BBR, 0.79%	Semi-Annual	0.53%	Semi-Annual	03/17/21	03/17/26	AUD	50	(693)	—	(693)
3-Month HIBOR, 0.23%	Quarterly	0.57%	Quarterly	03/17/21	03/17/26	HKD	500	(1,101)	1	(1,102)
3-Month HIBOR, 0.23%	Quarterly	0.59%	Quarterly	03/17/21	03/17/26	HKD	420	(859)	—	(859)
3-Month HIBOR, 0.23%	Quarterly	0.60%	Quarterly	03/17/21	03/17/26	HKD	380	(765)	—	(765)
3-Month HIBOR, 0.23%	Quarterly	0.61%	Quarterly	03/17/21	03/17/26	HKD	340	(658)	—	(658)
3-Month HIBOR, 0.23%	Quarterly	0.61%	Quarterly	03/17/21	03/17/26	HKD	280	(546)	—	(546)
3-Month HIBOR, 0.23%	Quarterly	0.62%	Quarterly	03/17/21	03/17/26	HKD	240	(449)	—	(449)
3-Month HIBOR, 0.23%	Quarterly	0.63%	Quarterly	03/17/21	03/17/26	HKD	330	(607)	—	(607)
3-Month HIBOR, 0.23%	Quarterly	0.63%	Quarterly	03/17/21	03/17/26	HKD	240	(433)	—	(433)
3-Month HIBOR, 0.23%	Quarterly	0.63%	Quarterly	03/17/21	03/17/26	HKD	160	(287)	—	(287)
6-Month SIBOR, 0.59%	Semi-Annual	0.63%	Semi-Annual	03/17/21	03/17/26	SGD	60	(851)	—	(851)
6-Month SIBOR, 0.59%	Semi-Annual	0.67%	Semi-Annual	03/17/21	03/17/26	SGD	80	(1,031)	1	(1,032)
6-Month SIBOR, 0.59%	Semi-Annual	0.70%	Semi-Annual	03/17/21	03/17/26	SGD	70	(807)	—	(807)
6-Month SIBOR, 0.59%	Semi-Annual	0.71%	Semi-Annual	03/17/21	03/17/26	SGD	70	(785)	—	(785)
0.72%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/17/21	03/17/26	USD	170	898	2	896
0.73%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/17/21	03/17/26	USD	160	786	2	784
0.76%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/17/21	03/17/26	USD	170	570	2	568
6-Month SIBOR, 0.59%	Semi-Annual	0.78%	Semi-Annual	03/17/21	03/17/26	SGD	34	(286)	—	(286)
0.81%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/17/21	03/17/26	USD	190	177	2	175
6-Month SIBOR, 0.59%	Semi-Annual	0.81%	Semi-Annual	03/17/21	03/17/26	SGD	106	(819)	1	(820)
6-Month CAD BA, 0.00%	Semi-Annual	0.87%	Semi-Annual	03/17/21	03/17/26	CAD	90	(1,632)	1	(1,633)
6-Month CAD BA, 0.00%	Semi-Annual	0.89%	Semi-Annual	03/17/21	03/17/26	CAD	120	(2,079)	2	(2,081)
6-Month CAD BA, 0.00%	Semi-Annual	0.90%	Semi-Annual	03/17/21	03/17/26	CAD	90	(1,549)	1	(1,550)
6-Month SIBOR, 0.59%	Semi-Annual	0.90%	Semi-Annual	03/17/21	03/17/26	SGD	80	(342)	—	(342)
0.91%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/17/21	03/17/26	USD	150	(598)	2	(600)
6-Month CAD BA, 0.00%	Semi-Annual	0.91%	Semi-Annual	03/17/21	03/17/26	CAD	70	(1,171)	1	(1,172)
6-Month WIBOR, 0.15%	Semi-Annual	0.98%	Annual	03/17/21	03/17/26	PLN	180	(435)	—	(435)
6-Month SIBOR, 0.59%	Semi-Annual	1.01%	Semi-Annual	03/17/21	03/17/26	SGD	60	(13)	—	(13)
6-Month WIBOR, 0.15%	Semi-Annual	1.05%	Annual	03/17/21	03/17/26	PLN	90	(131)	—	(131)
6-Month CAD BA, 0.00%	Semi-Annual	1.11%	Semi-Annual	03/17/21	03/17/26	CAD	70	(635)	1	(636)
6-Month CAD BA, 0.00%	Semi-Annual	1.13%	Semi-Annual	03/17/21	03/17/26	CAD	90	(738)	1	(739)
6-Month CAD BA, 0.00%	Semi-Annual	1.14%	Semi-Annual	03/17/21	03/17/26	CAD	150	(1,161)	1	(1,162)
6-Month CAD BA, 0.00%	Semi-Annual	1.16%	Semi-Annual	03/17/21	03/17/26	CAD	80	(575)	1	(576)
6-Month CAD BA, 0.00%	Semi-Annual	1.20%	Semi-Annual	03/17/21	03/17/26	CAD	90	(487)	1	(488)
6-Month CAD BA, 0.00%	Semi-Annual	1.34%	Semi-Annual	03/17/21	03/17/26	CAD	130	(11)	1	(12)
6-Month CAD BA, 0.00%	Semi-Annual	1.47%	Semi-Annual	03/17/21	03/17/26	CAD	120	581	1	580
4.93%	Quarterly	3-Month JIBAR, 3.64%	Quarterly	03/17/21	03/17/26	ZAR	940	2,770	1	2,769
4.93%	Quarterly	3-Month JIBAR, 3.64%	Quarterly	03/17/21	03/17/26	ZAR	960	2,826	1	2,825

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date(a)	Date	Amount (000)		Value	(Received)	(Depreciation)

4.98%	Quarterly	3-Month JIBAR, 3.64%	Quarterly	03/17/21	03/17/26	ZAR	640	$1,791	$—	$1,791
5.00%	Quarterly	3-Month JIBAR, 3.64%	Quarterly	03/17/21	03/17/26	ZAR	940	2,578	1	2,577
5.04%	Quarterly	3-Month JIBAR, 3.64%	Quarterly	03/17/21	03/17/26	ZAR	2,010	5,310	1	5,309
6-Month GBP LIBOR, 0.08%	Annual	0.32%	Annual	06/08/21	06/08/26	GBP	17,810	(173,566)	(50,278)	(123,288)
(0.27%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/08/21	03/08/31	EUR	170	6,447	(47)	6,494
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.25%)	Annual	03/08/21	03/08/31	EUR	60	(2,114)	2	(2,116)
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.22%)	Annual	03/08/21	03/08/31	EUR	910	(28,635)	(212)	(28,423)
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.17%)	Annual	03/08/21	03/08/31	EUR	850	(21,099)	5,189	(26,288)
(0.02%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/08/21	03/08/31	EUR	1,030	6,545	740	5,805
(0.01%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/08/21	03/08/31	EUR	230	1,281	763	518
0.71%	Annual	6-Month GBP LIBOR, 0.08%	Annual	03/08/21	03/08/31	GBP	320	1,692	859	833
3-Month LIBOR, 0.19%	Quarterly	0.89%	Semi-Annual	03/08/21	03/08/31	USD	2,070	(117,207)	(2,882)	(114,325)
3-Month LIBOR, 0.19%	Quarterly	0.92%	Semi-Annual	03/08/21	03/08/31	USD	1,260	(67,399)	1,643	(69,042)
3-Month LIBOR, 0.19%	Quarterly	0.96%	Semi-Annual	03/08/21	03/08/31	USD	40	(2,008)	1	(2,009)
3-Month LIBOR, 0.19%	Quarterly	0.96%	Semi-Annual	03/08/21	03/08/31	USD	90	(4,522)	2	(4,524)
3-Month LIBOR, 0.19%	Quarterly	1.55%	Semi-Annual	03/08/21	03/08/31	USD	745	4,568	1,322	3,246
0.66%	Annual	6-Month GBP LIBOR, 0.08%	Annual	06/08/21	06/08/31	GBP	7,860	123,260	85,761	37,499
6-Month EURIBOR, (0.52%)	Semi-Annual	0.36%	Annual	03/08/21	03/08/51	EUR	250	(57)	(2,174)	2,117
1.26%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/08/21	03/08/51	USD	940	130,918	6,334	124,584
1.41%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/08/21	03/08/51	USD	30	3,114	2	3,112
6-Month GBP LIBOR, 0.08%	Annual	0.86%	Annual	06/08/21	06/08/51	GBP	230	(4,803)	(12,807)	8,004

								$(79,548)	$25,866	$(105,414)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date	Amount (000)		Value	(Received)	(Depreciation)

2.27%	Quarterly	3-Month LIBOR	Quarterly	03/02/26	USD	1,590	$(5,904)	$19	$(5,923)
2.33%	Quarterly	3-Month LIBOR	Quarterly	02/22/31	USD	770	2,577	16	2,561

							$(3,327)	$35	$(3,362)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective	Termination Date	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date(a)		Amount (000)		Value	(Received)	(Depreciation)

6-Month KRW CDC, 0.73%	Semi-Annual	0.99%	Semi-Annual	Citibank N.A.	03/17/21	03/17/26	KRW	63,200	$(977)	$—	$(977)
6-Month KRW CDC, 0.73%	Semi-Annual	0.92%	Semi-Annual	Morgan Stanley & Co. International PLC	03/17/21	03/17/26	KRW	56,820	(1,046)	—	(1,046)
6-Month KRW CDC, 0.73%	Semi-Annual	0.99%	Semi-Annual	Morgan Stanley & Co. International PLC	03/17/21	03/17/26	KRW	49,190	(776)	—	(776)
6-Month KRW CDC, 0.73%	Semi-Annual	1.03%	Semi-Annual	Morgan Stanley & Co. International PLC	03/17/21	03/17/26	KRW	141,160	(1,953)	—	(1,953)
6-Month KRW CDC, 0.73%	Semi-Annual	1.05%	Semi-Annual	Citibank N.A.	03/17/21	03/17/26	KRW	66,925	(861)	—	(861)
6-Month KRW CDC, 0.73%	Semi-Annual	1.06%	Semi-Annual	JPMorgan Chase Bank N.A.	03/17/21	03/17/26	KRW	66,925	(839)	—	(839)
6-Month KRW CDC, 0.73%	Semi-Annual	1.19%	Semi-Annual	Citibank N.A.	03/17/21	03/17/26	KRW	59,800	(408)	—	(408)
6-Month KRW CDC, 0.73%	Semi-Annual	1.26%	Semi-Annual	Citibank N.A.	03/17/21	03/17/26	KRW	19,470	(74)	—	(74)
6-Month KRW CDC, 0.73%	Semi-Annual	1.31%	Semi-Annual	Citibank N.A.	03/17/21	03/17/26	KRW	76,263	(127)	—	(127)

11

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund			Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date(a)	Date	Amount (000)		Value	(Received)	(Depreciation)

6-Month KRW CDC, 0.73%	Semi-Annual	1.32%	Semi-Annual	Citibank N.A.	03/17/21	03/17/26	KRW	70,397	$(100)	$—	$(100)
6-Month KRW CDC, 0.73%	Semi-Annual	1.33%	Semi-Annual	Citibank N.A.	03/17/21	03/17/26	KRW	73,500	(73)	—	(73)
6-Month KRW CDC, 0.73%	Semi-Annual	1.33%	Semi-Annual	Citibank N.A.	03/17/21	03/17/26	KRW	85,690	(75)	—	(75)

									$(7,309)	$—	$(7,309)

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$657,457	$—	$657,457
Corporate Bonds	—	27,845,975	—	27,845,975
Foreign Agency Obligations	—	357,989	—	357,989
Municipal Bonds	—	253,250	—	253,250
Non-Agency Mortgage-Backed Securities	—	522,794	—	522,794
U.S. Government Sponsored Agency Securities	—	21,392,889	—	21,392,889
U.S. Treasury Obligations	—	7,781,287	—	7,781,287
Short-Term Securities
Money Market Funds	7,311,593	—	—	7,311,593
Liabilities
Investments
TBA Sale Commitments	—	(5,049,229)	—	(5,049,229)

	$7,311,593	$53,762,412	$—	$61,074,005

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$10,931	$—	$10,931
Interest Rate Contracts	127,034	341,464	—	468,498

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Systematic ESG Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Foreign Currency Exchange Contracts	$—	$(2,039)	$—	$(2,039)
Interest Rate Contracts	(314,172)	(457,549)	—	(771,721)

	$(187,138)	$(107,193)	$—	$(294,331)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BAB	Build America Bond

BBR	Bank Bill Rate

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

RB	Revenue Bond

SIBOR	Singapore Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

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